MARKET RELATED EXPOSURE, Liquidity Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liquidity risk [Abstract]
Cash provided by operating activities	€ 836.8	€ 1,006.4	€ 507.1
Cash used by investing activities	(52.0)	(36.8)	(11.7)
Capital expenditures	31.3	37.2	11.0
Cash divested	0.0	0.0	12.1
Cash acquired in business acquisitions	0.0	0.0	9.4
Cash used by financing activities	(1,315.4)	€ (1,120.7)	(992.5)	€ (770.3)
Increase (decrease) in net distributions to TechnipFMC	€ 363.0		(483.9)
Reduction in borrowings and increase in repayments of commercial paper			€ 606.6